Derivative Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 709,617	₺ 961,665
Fair value liabilities	131,097	17,724
Fair value assets	730,924	0
Level 2 [member] | Currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 656,302
Fair value liabilities		(4,675)
Valuation Techniques	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Level 2 [member] | Currency swap contracts [member] | Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 602,719
Fair value liabilities		(4,675)
Level 2 [member] | Currency swap contracts [member] | Derivatives assets used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 53,583
Level 2 [member] | Currency forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities		(2,246)
Valuation Techniques	Forward exchange rates at the balance sheet date
Level 2 [member] | Currency forward contracts [member] | Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities		(2,246)
Level 3 [member] | Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 653,142	950,862
Valuation Techniques	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
Level 3 [member] | Participating cross currency swap contracts [member] | Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets		₺ 950,862
Fair value liabilities	₺ (24,199)
Level 3 [member] | Participating cross currency swap contracts [member] | Derivatives assets used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 677,341